Financial Risk Management - Disclosure of Financial Instruments by Type of Interest Rate (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Total	$ 38,913	$ 20,967
Floating Rate Instruments [Member]
Statement Line Items [Line Items]
Bank overdrafts
Working capital financing bank facility
Convertible notes
Borrowings	17,900	20,000
Total	$ 17,900	$ 20,000